BUSINESS COMBINATION (Tables)	12 Months Ended
Mar. 31, 2018
EvD, Inc
Summary of allocation of the purchase price based on the fair values of the assets acquired and liabilities assumed

Thousands of Yen
Cash and cash equivalents	¥179,050
Trade accounts receivable	1,055,767
Prepaid expense	100,412
Other current assets	355,844
Other intangible assets	2,136,610
Other	135,598
Total assets acquired	3,963,281

Trade accounts payable	178,623
Deferred tax liabilities	878,767
Income tax payable	276,143
Other current liabilities	386,211
Other	25,306
Total liabilities assumed	1,745,050

Total identified net assets	2,218,231

Goodwill	2,162,944
Purchase price	¥4,381,175

EDI
Summary of allocation of the purchase price based on the fair values of the assets acquired and liabilities assumed

Thousands of Yen
Trade accounts receivable	¥27,710
Property and equipment	951
Other intangible assets	10,198
Customer relationships	109,632
Total assets acquired	148,491

Trade accounts payable	20,485
Total liabilities assumed	20,485

Total identified net assets	128,006

Goodwill	127,449
Purchase price	¥255,455